Potentially Dilutive Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Potentially Dilutive Securities Tables
Potentially Dilutive Securities Excluded From Computation of Diluted Net Loss Per Common Share

The following outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share:

	As of September 30,
	2019	2018
Options to purchase common stock	15,139,374	15,551,023
Warrants to purchase common stock	331,193	331,193
	15,470,567	15,882,216

The following shares subject to outstanding potentially dilutive securities have been excluded from the computations of diluted net loss per common share as the effect of including such securities would be antidilutive:

	Year Ended December 31,
	2018	2017
Options to purchase common stock	15,409,357	2,448,383
Warrants to purchase common stock	331,193	331,193
	15,740,550	2,779,576